Employee Retirement Plan	12 Months Ended
Dec. 31, 2014
Text Block [Abstract]
Employee Retirement Plan

18. Employee Retirement Plan

Substantially all of our employees, upon qualification, are eligible to participate in our defined contribution 401(k) plan (the “Plan”). Under the Plan, employees may contribute a portion of their eligible compensation, and the Company matches such contributions annually up to a maximum percentage for participants actively employed, as defined by the Plan documents. Plan expenses were approximately $0.1 million for both the year ended December 31, 2014 and 2013. Such amounts are reflected in operating salaries and benefits in the accompanying consolidated statements of earnings.